Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended	108 Months Ended	120 Months Ended
	Jul. 01, 2015	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000009900
Average Annual Return [Line Items]
Line Graph and Table Measure Name			James Balanced: Golden Rainbow Fund - Retail Class
C000075008
Average Annual Return [Line Items]
Line Graph and Table Measure Name			James Balanced: Golden Rainbow Fund - Institutional Class
C000009903
Average Annual Return [Line Items]
Line Graph and Table Measure Name			James Small Cap Fund
C000090023
Average Annual Return [Line Items]
Line Graph and Table Measure Name			James Micro Cap Fund
C000157576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	James Aggressive Allocation Fund
Without Sales Load [Member] | C000009903
Average Annual Return [Line Items]
Average Annual Return, Percent		24.59%		11.86%		5.62%
Without Sales Load [Member] | C000090023
Average Annual Return [Line Items]
Average Annual Return, Percent		20.39%		9.19%		7.32%
Without Sales Load [Member] | C000157576
Average Annual Return [Line Items]
Average Annual Return, Percent		21.13%		6.47%	4.10%
James Golden Rainbow Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name			James Golden Rainbow Blend
James Golden Rainbow Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name			James Golden Rainbow Blend
VettaFi U.S. Equity Small-Cap 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			VettaFi U.S. Equity Small-Cap 2000 Index
Average Annual Return, Percent		7.15%		6.32%		6.63%
VettaFi U.S. Equity Micro-Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			VettaFi U.S. Equity Micro-Cap Index
Average Annual Return, Percent		(4.37%)		1.95%		3.23%
James Aggressive Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	James Aggressive Blend
Average Annual Return, Percent		14.03%		9.23%	8.87%
Bloomberg Intermediate Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Intermediate Government/Credit Index
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			VettaFi U.S. Equity 3000 Index
VettaFi U.S. Equity Large/Mid-Cap 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			VettaFi U.S. Equity Large/Mid-Cap 1000 Index
VettaFi U.S. Equity Small-Cap 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			VettaFi U.S. Equity Small-Cap 2000 Index
Bloomberg Intermediate Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Intermediate Government/Credit Index
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			VettaFi U.S. Equity 3000 Index
VettaFi U.S. Equity Large/Mid-Cap 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			VettaFi U.S. Equity Large/Mid-Cap 1000 Index
VettaFi U.S. Equity Small-Cap 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			VettaFi U.S. Equity Small-Cap 2000 Index
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			VettaFi U.S. Equity 3000 Index
Average Annual Return, Percent		20.35%		14.04%		12.12%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			VettaFi U.S. Equity 3000 Index
Average Annual Return, Percent		20.35%		14.04%		12.12%
Bloomberg U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent		2.74%		(0.07%)	1.53%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
Average Annual Return, Percent		20.35%		14.04%	12.57%